CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 4,609	$ 3,288
Accounts payable	72,895	63,577
Accrued expenses and other liabilities	10,999	11,276
Deferred revenue	18,602	11,522
Income tax payable	1,109	792
Amount due to related parties	447	443
Non-current deferred tax liability	380	3,800
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	122,112,485	125,247,597
Treasury stock, shares	5,549,572	2,414,460
The consolidated variable interest entities without recourse to Air Media Group Inc. [Member]
Accounts payable	71,045	61,697
Accrued expenses and other liabilities	8,716	9,585
Deferred revenue	18,596	11,516
Income tax payable	169	332
Amount due to related parties	447	443
Non-current deferred tax liability	$ 380	$ 3,800